Fair value measurements - Fair value on a nonrecurring basis (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements [Line Items]
Impairment loss	$ 321,978	$ 0	$ 0
Fair Value, Measurements, Nonrecurring
Fair Value Measurements [Line Items]
Impairment loss	304,163
Fair Value, Measurements, Nonrecurring | Significant Other Observable Inputs (Level 2)
Fair Value Measurements [Line Items]
Property, plant, and equipment, Fair value	295,927
Vessels, net | Fair Value, Measurements, Nonrecurring
Fair Value Measurements [Line Items]
Impairment loss	145,631
Vessels, net | Fair Value, Measurements, Nonrecurring | Significant Other Observable Inputs (Level 2)
Fair Value Measurements [Line Items]
Property, plant, and equipment, Fair value	259,775
Advances for vessels under construction | Fair Value, Measurements, Nonrecurring
Fair Value Measurements [Line Items]
Impairment loss	158,532
Advances for vessels under construction | Fair Value, Measurements, Nonrecurring | Significant Other Observable Inputs (Level 2)
Fair Value Measurements [Line Items]
Property, plant, and equipment, Fair value	$ 36,152